Expenses by Nature - Summary of Depreciation and Amortization (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Depreciation And Amortization [Line Items]
Total depreciation and amortization	€ 22,924	€ 23,487	€ 10,003
Cost of sales [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation	6,846	7,867	7,455
Amortisation of intangible assets	8	14	34
Government grants	(1,192)	(1,463)	(1,061)
Total depreciation and amortization	8,952	10,260	6,428
Cost of sales [member] | Right-of-use assets [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation	3,290	3,842
Selling expenses [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation	9,776	9,084
Total depreciation and amortization	12,441	11,805	2,274
Selling expenses [member] | Property, plant and equipment [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation	2,665	2,721	2,274
Administrative expenses [member]
Disclosure Of Depreciation And Amortization [Line Items]
Amortisation of intangible assets	899	903	876
Government grants	(49)	(163)
Total depreciation and amortization	1,531	1,422	1,301
Administrative expenses [member] | Right-of-use assets [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation	310	301
Administrative expenses [member] | Property, plant and equipment [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation	€ 371	€ 381	€ 425